Borrowings - Macquarie Term Loan (Details) ₨ in Thousands, $ in Thousands			12 Months Ended
	Dec. 29, 2016 INR (₨)	Jul. 24, 2015 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)
Borrowings
Early repayment of loan			$ 9,150	₨ 595,734	₨ 436,210	₨ 497,684
Term Loan | Macquarie Corporate Holdings Pty Limited
Borrowings
Term loan amount		₨ 326,616
Increased interest rate (as a percent)		5.00%
Borrowing term		12 months
Extended borrowing term		24 months
Early repayment of loan	₨ 359,829
Term Loan | Macquarie Corporate Holdings Pty Limited | Cash Interest Rate
Borrowings
Interest rate (as a percent)		5.00%
Term Loan | Macquarie Corporate Holdings Pty Limited | PIK Interest Rate
Borrowings
Interest rate (as a percent)		3.50%